Net Deferred Tax Position - Additional information (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax expense (income) [abstract]
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	€ 10,200	€ 16,800	€ 25,200
Total deferred tax assets for tax loss carryforwards	1,651	1,346	1,502
Unused tax losses for which no deferred tax asset recognised	310	287	431
Deferred tax assets not recognized as future recovery not probable	€ 298	€ 302	€ 561